AXS Income Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 101.5%
68,628	iShares Core U.S. REIT ETF[1]	$3,909,051
48,191	iShares Residential and Multisector Real Estate ETF[1]	3,982,504
45,356	Janus Henderson AAA CLO ETF	2,294,106
123,103	Principal Spectrum Preferred Securities Active ETF	2,347,574
32,893	State Street SPDR Bloomberg Convertible Securities ETF	2,934,056
266,501	VanEck Mortgage REIT Income ETF	2,800,926
60,287	Virtus InfraCap U.S. Preferred Stock ETF	1,299,185
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $19,848,506)	19,567,402
	SHORT-TERM INVESTMENTS — 3.1%
603,413	Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.64%[1,2]	603,413
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $603,413)	603,413
	TOTAL INVESTMENTS — 104.6%
	(Cost $20,451,919)	20,170,815
	Liabilities in Excess of Other Assets — (4.6)%	(891,157)
	TOTAL NET ASSETS — 100.0%	$19,279,658

ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trusts

[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2025, the aggregate value of those securities was $7,580,943, representing 39.3% of net assets.
[2]The rate is the annualized seven-day yield at period end.